UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eric Semler
Address: c/o TCS Capital Management, LLC
         650 Fifth Avenue, 5th Floor
         New York, NY  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 259-2650

Signature, Place, and Date of Signing:

     /s/  Eamon Smith     New York, NY     February 10, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $100,914 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              005125109     2845   185000 SH       SOLE                   185000        0        0
AMC ENTMT INC                  COM              001669100     5013   566396 SH       SOLE                   566396        0        0
AMERICAN TOWER CORP            CL A             029912201     4152  1176100 SH       SOLE                  1176100        0        0
AOL TIME WARNER INC            COM              00184A105     1587   121109 SH       SOLE                   121109        0        0
AT&T WIRELESS SVCS INC         COM              00209A106     1444   255569 SH       SOLE                   255569        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3348   200000 SH       SOLE                   200000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1129    30278 SH       SOLE                    30278        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2394   105972 SH       SOLE                   105972        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402      910    90834 SH       SOLE                    90834        0        0
DICE INC                       COM              25301P107      228  1339300 SH       SOLE                  1339300        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     7264   210600 SH       SOLE                   210600        0        0
FINDWHAT COM                   COM              317794105     8750  1095120 SH       SOLE                  1095120        0        0
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     1030   316900 SH       SOLE                   316900        0        0
GETTY IMAGES INC               COM              374276103     4879   159700 SH       SOLE                   159700        0        0
GRAY TELEVISION INC            COM              389375106     4584   470200 SH       SOLE                   470200        0        0
GREY GLOBAL GROUP INC          COM              39787M108     5561     9100 SH       SOLE                     9100        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104     4944   373431 SH       SOLE                   373431        0        0
KNIGHT RIDDER INC              COM              499040103     2530    40000 SH       SOLE                    40000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      741   151269 SH       SOLE                   151269        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     3254   364003 SH       SOLE                   364003        0        0
MIDWAY GAMES INC               COM              598148104      887   212629 SH       SOLE                   212629        0        0
NETFLIX COM INC                COM              64110L106     2976   270300 SH       SOLE                   270300        0        0
NETRATINGS INC                 COM              64116M108     6063   842204 SH       SOLE                   842204        0        0
NEVADA GOLD & CASINOS INC      COM NEW          64126Q206     5504   667100 SH       SOLE                   667100        0        0
NEXTEL COMMUNICATIONS INC      CL A             65332V103     1733   150000 SH       SOLE                   150000        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     3959   340400 SH       SOLE                   340400        0        0
VIVENDI UNIVERSAL              SPON ADR NEW     92851S204     3535   220000 SH       SOLE                   220000        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     1097    60555 SH       SOLE                    60555        0        0
WEBEX INC                      COM              94767L109     4158   277200 SH       SOLE                   277200        0        0
YAHOO INC                      COM              984332106     4415   270000 SH       SOLE                   270000        0        0